FAIR VALUE	12 Months Ended
Dec. 31, 2013
FAIR VALUE

5. FAIR VALUE

Financial Assets

The following table summarizes our fair value measurements at December 31, 2013 and 2012, respectively, for financial assets measured at fair value on a recurring basis:

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(in millions)
December 31, 2013
Cash equivalents	$876	$876	$0	$0
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	584	0	584	0
Mortgage-backed securities	1,820	0	1,820	0
Tax-exempt municipal securities	2,971	0	2,958	13
Mortgage-backed securities:
Residential	22	0	22	0
Commercial	673	0	673	0
Asset-backed securities	63	0	62	1
Corporate debt securities	3,667	0	3,644	23

Total debt securities	9,800	0	9,763	37

Total invested assets	$10,676	$876	$9,763	$37

December 31, 2012
Cash equivalents	$1,177	$1,177	$0	$0
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	618	0	618	0
Mortgage-backed securities	1,603	0	1,603	0
Tax-exempt municipal securities	3,071	0	3,058	13
Mortgage-backed securities:
Residential	34	0	34	0
Commercial	659	0	659	0
Asset-backed securities	68	0	67	1
Corporate debt securities	3,794	0	3,770	24

Total debt securities	9,847	0	9,809	38

Total invested assets	$11,024	$1,177	$9,809	$38

There were no material transfers between Level 1 and Level 2 during 2013 or 2012.

Our Level 3 assets had a fair value of $37 million at December 31, 2013, or less than 0.4% of our total invested assets. During the years ended December 31, 2013, 2012, and 2011, the changes in the fair value of the assets measured using significant unobservable inputs (Level 3) were comprised of the following:

	For the years ended December 31,
	2013			2012			2011
	Private Placements	Auction Rate Securities	Total	Private Placements	Auction Rate Securities	Total	Private Placements	Auction Rate Securities	Total
	(in millions)
Beginning balance at January 1	$25	$13	$38	$25	$16	$41	$14	$52	$66
Total gains or losses:
Realized in earnings	0	0	0	0	0	0	1	1	2
Unrealized in other comprehensive income	0	0	0	0	0	0	0	1	1
Purchases	0	0	0	0	0	0	17	0	17
Sales	0	0	0	0	(3)	(3)	(7)	(38)	(45)
Settlements	(1)	0	(1)	0	0	0	0	0	0

Balance at December 31	$24	$13	$37	$25	$13	$38	$25	$16	$41

Financial Liabilities

Our long-term debt, recorded at carrying value in our consolidated balance sheets, was $2,600 million at December 31, 2013 and $2,611 million at December 31, 2012. The fair value of our long-term debt was $2,751 million at December 31, 2013 and $2,923 million at December 31, 2012. The fair value of our long-term debt is determined based on Level 2 inputs, including quoted market prices for the same or similar debt, or if no quoted market prices are available, on the current prices estimated to be available to us for debt with similar terms and remaining maturities.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

As disclosed in Note 3, we completed our acquisitions of American Eldercare, Metropolitan, SeniorBridge, Arcadian, Anvita, and other companies during 2013, 2012, and 2011. The values of net tangible assets acquired and the resulting goodwill and other intangible assets were recorded at fair value using Level 3 inputs. The majority of the related tangible assets acquired and liabilities assumed were recorded at their carrying values as of the respective dates of acquisition, as their carrying values approximated their fair values due to their short-term nature. The fair values of goodwill and other intangible assets acquired in these acquisitions were internally estimated primarily based on the income approach. The income approach estimates fair value based on the present value of the cash flows that the assets are expected to generate in the future. We developed internal estimates for the expected cash flows and discount rates in the present value calculations. Other than assets acquired and liabilities assumed in these acquisitions, there were no assets or liabilities measured at fair value on a nonrecurring basis during 2013, 2012, or 2011.